Related Parties Balance and Transactions - Schedule of Sales and Purchase from Related Party (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2026 CNY (¥)
Related Party Transaction [Line Items]
Sales to a related party	$ 27,265,664	¥ 185,000,259	¥ 174,469,851
Guangzhou Zhiyao Cloud Technology Co., Ltd. (previously known as Guangzhou Guozhi Pharmaceutical Co., Ltd.) [Member]
Related Party Transaction [Line Items]
Nature, Sales to a related party	Drug sales	Drug sales
Sales to a related party	$ 251,258	¥ 1,704,810	186,556
Guangzhou Aopolikang Biotechnology Co., Ltd [Member]
Related Party Transaction [Line Items]
Nature, Purchase from a related party	Drug purchase	Drug purchase
Purchase from a related party	$ 1,959		¥ 9,041	¥ 13,292